Segmented Information - Segmented Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021
Assets
Holding company cash and investments	$ 1,781.6	$ 1,345.8		$ 1,478.3
Insurance contract receivables	926.1	648.9		650.1
Portfolio investments	63,422.1	54,324.7		51,691.5
Reinsurance contract assets held	10,887.7	9,691.5		9,893.1
Deferred income tax assets	301.1	137.3
Goodwill and intangible assets	6,376.3	5,689.0		5,928.2	$ 5,928.2
Other assets	8,290.2	6,981.3		6,034.1
Total assets	91,985.1	78,818.5		76,124.4
Liabilities
Accounts payable and accrued liabilities	5,487.2	4,806.6		4,587.6
Derivative obligations	444.9	191.0		152.9
Deferred income tax liabilities	1,250.3	868.0		586.5
Insurance Contract Payables	1,206.9	1,402.7		1,826.0
Insurance contract liabilities	46,171.4	39,906.6		39,742.2
Borrowings	9,723.5	8,624.9			7,753.0
Total liabilities	64,284.2	55,799.8		54,648.2
Equity
Shareholders' equity attributable to shareholders of Fairfax	22,950.5	19,115.8		16,535.3
Non-controlling interests	4,750.4	3,902.9		4,940.9
Total equity	27,700.9	23,018.7	[1]	21,476.2	21,476.2	[1]
Total liabilities and total equity	91,985.1	78,818.5		76,124.4
Holding company and insurance and reinsurance companies
Liabilities
Borrowings	7,824.5	6,621.0		6,129.3
Non-insurance companies
Liabilities
Borrowings	1,899.0	2,003.9		$ 1,623.7	$ 1,623.7
Non-insurance companies
Equity
Non-controlling interests	1,634.6	1,690.4
Operating segments | Property and Casualty Insurance and Reinsurance
Assets
Holding company cash and investments	270.9	316.6
Insurance contract receivables	915.3	636.2
Portfolio investments	58,180.0	49,038.8
Reinsurance contract assets held	11,373.4	10,310.9
Deferred income tax assets	17.8	(40.6)
Goodwill and intangible assets	4,245.7	3,396.8
Due from affiliates	250.8	206.3
Other assets	2,059.8	1,673.7
Investments in affiliates	181.0	167.1
Total assets	77,494.7	65,705.8
Liabilities
Accounts payable and accrued liabilities	2,083.7	1,901.8
Derivative obligations	351.4	113.5
Deferred income tax liabilities	672.5	516.7
Insurance Contract Payables	553.5	785.4
Insurance contract liabilities	42,649.9	36,921.3
Due to affiliates	49.7	17.1
Total liabilities	47,256.3	40,989.2
Equity
Shareholders' equity attributable to shareholders of Fairfax	27,134.9	22,504.1
Non-controlling interests	3,103.5	2,212.5
Total equity	30,238.4	24,716.6
Total liabilities and total equity	77,494.7	65,705.8
Operating segments | Property and Casualty Insurance and Reinsurance | Holding company and insurance and reinsurance companies
Liabilities
Borrowings	895.6	733.4
Operating segments | Life insurance and Run-off
Assets
Insurance contract receivables	10.8	12.7
Portfolio investments	4,318.0	4,275.4
Reinsurance contract assets held	454.3	413.4
Deferred income tax assets	1.3	(6.4)
Goodwill and intangible assets	8.4	7.5
Due from affiliates	338.8	364.1
Other assets	1,394.8	832.5
Investments in affiliates	15.5	29.3
Total assets	6,541.9	5,928.5
Liabilities
Accounts payable and accrued liabilities	257.6	257.6
Deferred income tax liabilities	69.6	43.2
Insurance Contract Payables	653.4	617.3
Insurance contract liabilities	4,466.7	4,009.2
Due to affiliates	0.8	0.3
Total liabilities	5,448.1	4,927.6
Equity
Shareholders' equity attributable to shareholders of Fairfax	1,081.5	1,000.9
Non-controlling interests	12.3
Total equity	1,093.8	1,000.9
Total liabilities and total equity	6,541.9	5,928.5
Operating segments | Non-insurance companies
Assets
Portfolio investments	2,496.5	2,119.3
Deferred income tax assets	54.1	54.5
Goodwill and intangible assets	2,121.6	2,284.4
Other assets	4,377.4	4,153.2
Total assets	9,049.6	8,611.4
Liabilities
Accounts payable and accrued liabilities	2,625.6	2,430.7
Derivative obligations	61.0	58.2
Deferred income tax liabilities	274.2	252.4
Due to affiliates	159.9	82.4
Total liabilities	5,012.5	4,820.6
Equity
Shareholders' equity attributable to shareholders of Fairfax	2,402.5	2,100.4
Non-controlling interests	1,634.6	1,690.4
Total equity	4,037.1	3,790.8
Total liabilities and total equity	9,049.6	8,611.4
Operating segments | Non-insurance companies | Non-insurance companies
Liabilities
Borrowings	1,891.8	1,996.9
Corporate and eliminations
Assets
Holding company cash and investments	1,510.7	1,029.2
Portfolio investments	(1,572.4)	(1,108.8)
Reinsurance contract assets held	(940.0)	(1,032.8)
Deferred income tax assets	227.9	129.8
Goodwill and intangible assets	0.6	0.3
Due from affiliates	(589.6)	(570.4)
Other assets	458.2	321.9
Investments in affiliates	(196.5)	(196.4)
Total assets	(1,101.1)	(1,427.2)
Liabilities
Accounts payable and accrued liabilities	520.3	216.5
Derivative obligations	32.5	19.3
Deferred income tax liabilities	234.0	55.7
Insurance contract liabilities	(945.2)	(1,023.9)
Due to affiliates	(210.4)	(99.8)
Total liabilities	6,567.3	5,062.4
Equity
Shareholders' equity attributable to shareholders of Fairfax	(7,668.4)	(6,489.6)
Total equity	(7,668.4)	(6,489.6)
Total liabilities and total equity	(1,101.1)	(1,427.2)
Corporate and eliminations | Holding company and insurance and reinsurance companies
Liabilities
Borrowings	6,928.9	5,887.6
Corporate and eliminations | Non-insurance companies
Liabilities
Borrowings	$ 7.2	$ 7.0

[1]	See note 3 for details of transition to IFRS 17.